Deferred Income Tax asset and liability - Reconciliation of effective income tax rate (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before Income Tax	S/ 1,354,872	S/ 2,140,651	S/ 2,302,291
Theoretical tax	399,687	631,492	679,176
Increase (decrease) in income of Subsidiaries not domiciled in Peru	46,453	11,412	(39,498)
Non-taxable income, net	(275,379)	(243,003)	(224,780)
Permanent non-deductible expenses	109,602	61,833	69,367
Non-taxable translation results	(4,767)	803	17,847
Income Tax	S/ 275,596	S/ 462,537	S/ 502,112
Income before Income Tax	100.00%	100.00%	100.00%
Theoretical tax	29.50%	29.50%	29.50%
Increase (decrease) in income of Subsidiaries not domiciled in Peru	3.40%	0.50%	(1.70%)
Non-taxable income, net	(20.30%)	(11.40%)	(9.80%)
Permanent non-deductible expenses	8.10%	2.90%	3.00%
Non-taxable translation results	(0.40%)	0.10%	0.80%
Income Tax	20.30%	21.60%	21.80%